ALLIANCE MUNICIPAL TRUST
-NEW JERSEY PORTFOLIO

ALLIANCECAPITAL

SEMI-ANNUAL REPORT
DECEMBER 31, 1995
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1995 (UNAUDITED)   ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD             VALUE
---------------------------------------------------------------------------
           MUNICIPAL BONDS-82.2%
           NEW JERSEY-76.2%
           BRICK TOWNSHIP BAN
$  1,179   3/29/96                                 3.50%       $  1,179,702
           ESSEX COUNTY IMPROVEMENT AUTH.
           Series '95 VRDN*
   3,500   12/01/25                                4.75           3,500,000
           FREEHOLD TOWNSHIP GO BOND
           FGIC
     550   9/01/96                                 3.85             552,846
           GLOUCESTER COUNTY BOND
   1,500   9/01/96                                 3.90           1,497,987
           GLOUCESTER COUNTY BOND
           MBIA
     190   11/01/96                                3.82             191,733
           GLOUCESTER COUNTY PCR
           (Mobil Oil Co.) VRDN*
   2,000   12/01/13                                4.50           2,000,000
           HACKENSACK BAN
   2,958   12/19/96                                3.50           2,964,875
           HUNTERDON COUNTY BAN
   3,500   5/24/96                                 3.94           3,500,124
           JERSEY CITY BAN
   1,500   9/27/96                                 3.90           1,509,046
           JERSEY CITY BAN
   1,500   9/27/96                                 3.90           1,501,057
           MIDDLESEX COUNTY BOND
           Pre-refunded
   2,250   7/15/96                                 3.80           2,327,021
           MIDDLESEX COUNTY NEW JERSEY UTILITY
           BOND
           Series A MBIA
     500   2/15/96                                 3.40             500,933
           MONTGOMERY TOWNSHIP BAN
           School District Series '95
   3,000   3/01/96                               3.70-4.70        3,004,291
           MORRIS COUNTY BOND
           County College Series '95
   1,000   7/15/96                                 3.62           1,009,779
           MORRIS COUNTY BOND
           General Improvement Series '95
   1,226   7/15/96                                 3.62           1,237,990
           NEW JERSEY ECONOMIC DEVELOPMENT
           AUTHORITY
           (Epitaxx, Inc.) Series '91 AMT VRDN*
   5,000   8/01/16                                 5.25           5,000,000
           NEW JERSEY ECONOMIC DEVELOPMENT
           AUTHORITY
           (Hillcrest Health Services)
           Series '95 VRDN*
   3,800   1/01/22                                 5.20           3,800,000
           NEW JERSEY ECONOMIC DEVELOPMENT
           AUTHORITY
           (Kinder-Care Learning
           Centers) Series D VRDN*
     390   10/01/00                                5.35             390,000
           NEW JERSEY ECONOMIC DEVELOPMENT
           AUTHORITY
           (Preston Trucking Co.) VRDN*
   2,600   9/01/14                                 3.55           2,600,000
           NEW JERSEY ECONOMIC DEVELOPMENT
           AUTHORITY
           Issue '92 Series U AMT VRDN*
   2,140   12/01/02                                5.15           2,140,000
           NEW JERSEY ECONOMIC DEVELOPMENT
           AUTHORITY IDR
           (Economic Growth) Series B AMT VRDN*
   1,600   8/01/04                                 5.05           1,600,000
           NEW JERSEY ECONOMIC DEVELOPMENT
           AUTHORITY IDR
           (Sound Design Corp.) Series '84 VRDN*
   2,525   12/31/99                                5.53           2,524,500
           NEW JERSEY ECONOMIC DEVELOPMENT
           AUTHORITY IDR
           (STP Company Project) Series '92 VRDN*
   2,885   7/01/06                                 5.05           2,884,999
           NEW JERSEY HFA SFMR
           Eagle Trust (Home Owner Mtg.) Series C-D
           MBIA VRDN*
   5,500   10/01/15                                5.25           5,500,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD             VALUE
---------------------------------------------------------------------------
           NEW JERSEY SPORTS & EXPOSITION
           AUTHORITY
           Series '92C MBIA VRDN*
$  3,700   9/01/24                                 4.75%       $  3,700,000
           NEW JERSEY STATE TURNPIKE AUTHORITY
           BOND
           Series A
   3,000   1/01/96                                 3.84           3,000,000
           OCEAN COUNTY UTILITIES AUTHORITY
           (Wastewater Revenue)
           FGIC Pre-refunded
   1,000   1/01/96                                 4.30           1,000,000
           PORT AUTHORITY OF NEW YORK AND
           NEW JERSEY
           (Versatile Structure) Series 1
           AMT VRDN*
   4,000   8/01/28                                 6.15           4,000,000
           PORT AUTHORITY OF NEW YORK AND
           NEW JERSEY
           Series 3 Util Rev: (KIAC Partners
           Project) AMT VRDN*
   2,000   10/01/14                                5.10           2,000,000
           VERONA BAN
   1,054   4/10/96                                 3.80           1,054,334
           VOORHEES TOWNSHIP WATER & SEWER BOND
           MBIA
     300   10/15/96                                3.86             302,262
           WOODBRIDGE TOWNSHIP BAN
   1,000   7/03/96                                 3.75             999,384
                                                               ------------
                                                                 68,972,863

           PUERTO RICO-6.0%
           PUERTO RICO GOVERNMENT DEVELOPMENT BANK
           Series '85 VRDN*
   1,000   12/01/15                                4.50           1,000,000
           PUERTO RICO HIGHWAY & TRANSPORTATION
           AUTHORITY
           Series X VRDN*
   2,500   7/01/99                                 4.50           2,500,000
           PUERTO RICO INDUSTRIAL, MEDICAL &
           ENVIROMENTAL PCR
           (Key Pharmaceuticals) PPB*
   1,900   12/01/13                                3.80           1,901,671
                                                               ------------
                                                                  5,401,671

           Total Municipal Bonds
           (amortized cost $74,373,958)                          74,374,534

           COMMERCIAL PAPER-21.3%
           NEW JERSEY-12.7%
           NEW JERSEY ECONOMIC DEVELOPMENT
           AUTHORITY
           (Chambers Cogeneration)
           Series '91 AMT
   1,000   2/15/96                                 3.75           1,000,000
           NEW JERSEY ECONOMIC DEVELOPMENT
           AUTHORITY
           (Keystone-1992 Project) AMT
   3,500   3/27/96                                 3.60           3,500,000
           NEW JERSEY GO TRAN
           Series '96A
   3,500   2/14/96                                 3.30           3,500,000
           PORT AUTHORITY OF NEW YORK AND
           NEW JERSEY
           Series B AMT
   3,530   2/21/96                                 3.70           3,530,000
                                                               ------------
                                                                 11,530,000

           PUERTO RICO-8.6%
           PUERTO RICO GOVERNMENT DEVELOPMENT BANK
   4,300   3/08/96                                 3.65           4,300,212
           PUERTO RICO INDUSTRIAL, TOURIST,
           EDUCATIONAL, MEDICAL & ENVIRONMENTAL
           (Inter-American University
           of Puerto Rico) Series '88
   2,000   2/16/96                                 3.30           2,000,000


2



                                ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD             VALUE
---------------------------------------------------------------------------
           PUERTO RICO INDUSTRIAL, TOURIST,
           EDUCATIONAL, MEDICAL & ENVIRONMENTAL
           (Inter-American University of Puerto
           Rico) Series '94A
$  1,500   3/05/96                                 3.55%       $  1,500,000
                                                                  7,800,212

           Total Commercial Paper
           (amortized cost $19,330,212)                          19,330,212

           TOTAL INVESTMENTS-103.5%
           (amortized cost $93,704,170)                         $93,704,746
           Other assets less liabilities-(3.5%)                  (3,175,987)

           NET ASSETS-100%
           (offering and redemption price of $1.00
           per share; 90,529,433 shares outstanding)            $90,528,759


+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

   Glossary of Terms:
   AMT    Alternative Minimum Tax
   BAN    Bond Anticipation Note
   FGIC   Financial Guaranty Insurance Company
   GO     General Obligation
   HFA    Housing Finance Agency/Authority
   IDR    Industrial Development Revenue
   MBIA   Municipal Bond Investors Assurance
   PCR    Pollution Control Revenue
   PPB    Periodic Put Bond
   SFMR   Single Family Mortgage Revenue
   TRAN   Tax & Revenue Anticipation Note
   VRDN   Variable Rate Demand Note

   See notes to financial statements.


3



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                           $1,566,920

EXPENSES
  Advisory fee (Note B)                                  $204,208
  Distribution assistance and administrative service
    (Note C)                                              152,857
  Transfer agency                                          58,633
  Custodian fees                                           29,429
  Registration fees                                        10,653
  Audit and legal fees                                     10,551
  Printing                                                  6,340
  Trustees' fees                                            1,935
  Amortization of organization expense                      1,021
  Miscellaneous                                             2,632
  Total expenses                                          478,259
  Less: expense reimbursement and fee waiver             (151,526)
                                                                        326,733
  Net investment income                                               1,240,187

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                            1
  Net change in unrealized appreciation of investments                      576

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $1,240,764


See notes to financial statements.


4



STATEMENTS OF CHANGES
IN NET ASSETS                   ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

                                                  SIX MONTHS ENDED
                                                  DECEMBER 31,1995  YEAR ENDED
                                                     (UNAUDITED)   JUNE 30,1995
                                                   --------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                              $ 1,240,187   $ 1,736,484
  Net realized gain (loss) on investments                      1        (1,251)
  Net changes in unrealized appreciation of
    investments                                              576            -0-
  Net increase in net assets from operations           1,240,764     1,735,233

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                               (1,240,187)   (1,736,484)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase                                        16,395,478    37,225,371
  Total increase                                      16,396,055    37,224,120

NET ASSETS
  Beginning of period                                 74,132,704    36,908,584
  End of period                                      $90,528,759   $74,132,704


See notes to financial statements.


5



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995 (UNAUDITED)   ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the 'Fund') is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the 'Portfolio'), Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through February 7, 1999.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1995, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax
(AMT).

5. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the six months ending December 31, 1995 for expenses exceeding .80 of 1% of its average daily net assets. For the six months ended December 31, 1995, the reimbursement amounted to $110,684. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $35,942 for the six months ended December 31, 1995.


6



                                ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25% of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.

For the six months ended December 31, 1995, the distribution amounted to $102,105 of which $40,842 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the six months ended December 31, 1995, such payments by the Portfolio amounted to $50,752 of which $47,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1995, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1995 the Portfolio had a capital loss carryforward of $1,251 which expires in 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1995, capital paid-in aggregated $90,529,433. Transactions, all at $1.00 per share, were as follows:

                                              SIX MONTHS ENDED      YEAR ENDED
                                              DECEMBER 31,1995       JUNE 30,
                                                 (UNAUDITED)           1995
                                              ----------------   --------------
Shares sold                                      175,481,125       365,818,445
Shares issued on reinvestments of dividends        1,240,187         1,736,484
Shares redeemed                                 (160,325,834)     (330,329,558)
Net increase                                      16,395,478        37,225,371


7



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                     ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                                                    FEBRUARY 7,
                                       SIX MONTHS ENDED  YEAR ENDED   1994(A)
                                       DECEMBER 31,1995   JUNE 30,    THROUGH
                                           (UNAUDITED)      1995   JUNE 30,1994
                                           ------------  ---------  -----------
Net asset value, beginning of period          $1.00         $1.00     $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .015          .029      .008

LESS DISTRIBUTIONS
Dividends from net investment income          (.015)        (.029)    (.008)
Net asset value, end of period                $1.00         $1.00     $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (b)                              3.05%(c)      2.93%     2.08%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $90,529       $74,133   $36,909
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              .80%(c)       .74%      .70%(c)
  Expenses, before waivers and
    reimbursements                             1.17%(c)      1.29%     1.93%(c)
  Net investment income (d)                    3.04%(c)      2.98%     2.07%(c)


(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


8



                                ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE
JOHN WINTHROP

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DREW BIEGEL, VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


9



ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
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Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 9 2 #

For non-touch-tone telephones, call toll-free (800) 221-9513


ALLIANCECAPITAL


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WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ALC601039
ANJSR